Brown Advisory Growth Equity Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 93.4%
Communication Services - 6.1%
919,116	Alphabet, Inc. - Class C*	88,373,003
836,754	Match Group, Inc.*	39,955,004
		128,328,007
Consumer Discretionary - 7.8%
620,702	Amazon.com, Inc.*	70,139,326
1,217,232	Chewy, Inc.*	37,393,367
197,849	Lululemon Athletica, Inc.*	55,310,666
		162,843,359
Consumer Staples - 9.3%
526,403	Brown-Forman Corp.	35,042,648
168,306	Costco Wholesale Corp.	79,485,874
367,050	Estee Lauder Companies, Inc.	79,246,095
		193,774,617
Financials - 2.6%
181,436	S&P Global, Inc.	55,401,483
Health Care - 22.5%
170,395	Align Technology, Inc.*	35,290,509
530,879	DexCom, Inc.*	42,756,995
929,859	Edwards Lifesciences Corp.*	76,834,249
481,939	Intuitive Surgical, Inc.*	90,334,646
179,944	Thermo Fisher Scientific, Inc.	91,265,797
334,523	Veeva Systems, Inc.*	55,156,152
529,089	Zoetis, Inc.	78,458,608
		470,096,956
Industrials - 12.9%
208,592	Cintas Corp.	80,973,329
344,370	IDEX Corp.	68,822,345
225,004	L3Harris Technologies, Inc.	46,762,581
201,430	Roper Technologies, Inc.	72,442,285
		269,000,540
Information Technology - 30.3%
169,499	Adobe, Inc.*	46,646,125
39,592	Atlassian Corp. PLC*	8,337,679
403,456	Autodesk, Inc.*	75,365,581
364,666	Coupa Software, Inc.*	21,442,361
230,376	Intuit, Inc.	89,229,232
282,897	MasterCard, Inc.	80,438,933
407,933	Microsoft Corp.	95,007,595
356,307	NVIDIA Corp.	43,252,107
374,510	NXP Semiconductors NV	55,243,970
245,893	ServiceNow, Inc.*	92,851,656
972,831	Shopify, Inc.*	26,208,067
		634,023,306
Materials - 1.9%
199,341	Sherwin-Williams Co.	40,815,070
Total Common Stocks (Cost $1,522,209,570)		1,954,283,338

Real Estate Investment Trusts - 3.0%
218,738	SBA Communications Corp.	62,263,771
Total Real Estate Investment Trusts (Cost $19,794,868)		62,263,771

Short-Term Investments - 3.8%
Money Market Funds - 3.8%
79,780,792	First American Government Obligations Fund - Class Z, 2.74%#	79,780,792
Total Short-Term Investments (Cost $79,780,792)		79,780,792
Total Investments - 100.2% (Cost $1,621,785,230)		2,096,327,901
Liabilities in Excess of Other Assets - (0.2)%		(4,393,913)
NET ASSETS - 100.0%		$2,091,933,988

* Non-Income Producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.